Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Life	Estimated useful lives are as follows:
Estimated useful life
E-bicycle charging piles	2.5-5 years
Furniture, fixtures and office equipment	3-5 years
Vehicles	4-10 years

Schedule of Estimated Economic Useful Lives of the Intangible Assets	Intangible assets with useful lives are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:
Category	Estimated useful life
Patents	5 years
Software copyright	5 years

Schedule of Disaggregation of the Company’s Revenues from Continuing Operations	The following table identifies the disaggregation of the Company’s revenues from continuing operations for the years ended September 30, 2022, 2023 and 2024, respectively:
	Year Ended September 30,
	2022	2023	2024
Battery cells and packs segment	$6,990,215	$8,245,966	$16,318,839
Sales of products	6,990,215	8,245,966	16,318,839
E-bicycle sales segment	9,405,103	4,276,147	2,899,541
Sales of products	9,405,103	4,276,147	2,899,541
Electronic control system and intelligent robots sales segment	-	2,344,373	1,401,783
Sales of products	-	2,344,373	1,401,783
Others	993,899	1,054,173	514,252
Sales of products	443,870	744,934	97,495
Maintenance services	-	184,029	412,041
Other services	550,029	125,210	4,726
Net revenues	$17,389,217	$15,920,659	$21,134,425

Schedule of Current Year of Balance Sheet	These reclassifications have no effect on the accompanying statements of operations.
	Previously reported September 30,		September 30,
	2023	(Decrease)/Increase	2023
			(Reclassified)
CONSOLIDATED BALANCE SHEETS
Advances to suppliers, net	$18,756,368	$(6,980,811)	$11,775,557
Other non-current assets	5,497,233	6,980,811	12,478,044

Schedule of Current Year of Cash Flow
	Previously reported September 30,		September 30,
	2023	(Decrease)/Increase	2023
			(Reclassified)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Changes in operating assets and liabilities:
Advances to suppliers	$(9,365,508)	$7,221,017	$(2,144,491)
Net cash used in operating activities from continuing operations	(9,112,643)	7,221,017	(1,891,626)
Cash paid for advances on customized equipment purchases	-	(7,221,017)	(7,221,017)
Net cash used in investing activities from continuing operations	(13,968,099)	(7,221,017)	(21,189,116)